Stockholders' equity	12 Months Ended
Dec. 31, 2019
Stockholders' equity
Stockholders' equity

30.  Stockholders’ equity

a)  Share capital

As at December 31, 2019, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

	December 31, 2019
	Common shares	Golden shares	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	980,605,889	—	980,605,889
BNDES Participações S.A.	323,496,276	—	323,496,276
Bradespar S.A.	293,907,266	—	293,907,266
Mitsui & Co., Ltd	286,347,055	—	286,347,055
Foreign investors - ADRs	1,150,143,671	—	1,150,143,671
Foreign institutional investors in local market	1,164,475,058	—	1,164,475,058
FMP - FGTS	46,807,292	—	46,807,292
PIBB - Fund	2,473,749	—	2,473,749
Institutional investors	567,027,304	—	567,027,304
Retail investors in Brazil	312,998,897	—	312,998,897
Brazilian Government (Golden Share)	—	12	12
Shares outstanding	5,128,282,457	12	5,128,282,469
Shares in treasury	156,192,313	—	156,192,313
Total issued shares	5,284,474,770	12	5,284,474,782
Share capital per class of shares (in millions)	61,614	—	61,614
Total authorized shares	7,000,000,000	—	7,000,000,000

The Company used 2,024,059 of its treasury shares to pay the Matching program of its eligible executives, except for those whose variable remuneration was suspended as described in note 5, in the amount of US$22. It was recognized as “assignment and transfer of shares”.

The Board of Directors may, regardless of changes to by-laws, issue new common shares (up to the total authorized shares), including the capitalization of profits and reserves to the extent authorized.

The Company holds shares in treasury for future sale or cancellation. These shares are recorded in a specific account as a reduction of stockholders´ equity at their acquisition value and carried at cost. These programs are approved by the Board of Directors with a determined terms and numbers of shares.

Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders’ equity as a deduction from the amount raised, net of taxes.

b) Remuneration to the Company’s stockholders

The Company's by-laws determine the minimum remuneration to stockholders of 25% of net income, after appropriations to legal reserve and tax incentive reserve, as follows:

2019
Loss	(1,683)
Minimum mandatory remuneration	—
(1,683)
Profit reserves as at December 31, 2018	10,968
Allocation of loss	(1,683)
Remuneration - Interest on capital	(1,767)
Translation adjustment	(428)
Profit reserves as at December 31, 2019	7,090

In December 2019, the Board of Directors approved the declaration of interest on capital in the total gross amount of US$1,767 (R$7,253 million), equivalent to R$1,414364369 per share, based on profit reserves. The payment will be decided later, after the return of the Shareholder Remuneration Policy, which has been suspended since the Brumadinho dam failure (as described on note 3).

The remuneration paid to stockholders based on the on interest on capital and dividends during 2018 was amounted of US$3,313 (US$0.636637439 per share).

c) Profit reserves

The amount of profit reserves is distributed as follows:

		Tax incentive	Investments	Total of profit
	Legal reserve	reserve	reserve	reserves
Balance as at December 31, 2017	1,630	580	5,209	7,419
Allocation of income	343	401	4,062	4,806
Translation adjustment	(251)	(99)	(907)	(1,257)
Balance as at December 31, 2018	1,722	882	8,364	10,968
Allocation of loss	—	—	(1,683)	(1,683)
Dividends and interest on capital of Vale's stockholders	—	—	(1,767)	(1,767)
Translation adjustment	(66)	(34)	(328)	(428)
Balance as at December 31, 2019	1,656	848	4,586	7,090

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital. The remaining balance over than 50% of the annual distributable net income is retained based on the capital investments budget submitted for approval in the Stockholder’s Meeting, pursuant to article 196 of the Law 6,404.

d) Others reserves

		Fair value adjustment to	Results on	Net ownership
	Retirement benefit	Investment in equity	conversion of	changes in	Total of other
	obligations	securities	shares	subsidiaries	reserves
Balance as at December 31, 2017	(845)	—	(490)	(954)	(2,289)
Other comprehensive income	41	60	—	(16)	85
Translation adjustment	49	—	—	—	49
Balance as at December 31, 2018	(755)	60	(490)	(970)	(2,155)
Other comprehensive income	(126)	(184)	—	—	(310)
Translation adjustment	12	—	—	—	12
Acquisitions and disposal of noncontrolling interest	—	—	—	343	343
Balance as at December 31, 2019	(869)	(124)	(490)	(627)	(2,110)

e) Share buyback program

The Company concluded in November 2018, share buyback program for Vale’s common shares and their respective ADSs approved by the Board of Directors on July 25, 2018, and repurchased a total of 71,173,683 common shares, at an average price of US$14.05 per share, for a total aggregate purchase price of US$1,000. The shares were acquired in the stock market based on regular trading conditions. The shares acquired are held in treasury for future sale or cancellation.

f) Vale’s corporate governance restructuring in 2017

At the General Extraordinary Stockholders’ Meeting, held on June 27, 2017, stockholders approved the corporate restructuring of the Company proposed by Valepar S.A. (former controlling stockholder). The corporate restructuring was based on (i) conversion of Vale class “A” preferred shares into common shares; (ii) amendment of Vale’s by-laws, so as to adjust to Novo Mercado rules; and (iii) the merger of Valepar S.A. into Vale.

g) Shareholders Agreement

On the date of the merger of Valepar into Vale, August 14, 2017, the former Controlling Shareholders of Valepar executed a new shareholders’ agreement (“Vale Agreement”) that binds only 20% of the totality of Vale’s common shares issued by Vale, and will be in force until November 9, 2020, with no provision for renewal.

Accounting policy

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.